Quarterly information (unaudited) (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Stock-based compensation	$ 3,500	$ 61,765	$ 1,823	$ 906